Risk and capital management - Risk descriptions (Details)	Dec. 31, 2022
Credit risk
Risk and capital management
Proportion of economic capital	60.60%
Market risk
Risk and capital management
Proportion of economic capital	12.30%
Operational risk
Risk and capital management
Proportion of economic capital	2.60%